Significant Accounting Policies - Summary of Estimated Useful Lives of Assets on Depreciation Calculated (Detail)	12 Months Ended
Mar. 31, 2020
Computers [Member] | Bottom of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	3 years
Computers [Member] | Top of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	6 years
Furniture and Fixtures [Member] | Bottom of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	5 years
Furniture and Fixtures [Member] | Top of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	6 years
Office Equipment [Member] | Bottom of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	1 year
Office Equipment [Member] | Top of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	7 years
Motor Vehicles [Member] | Bottom of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	3 years
Motor Vehicles [Member] | Top of Range [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	7 years
Building [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	20 years